Sensitivity analysis to key market risks	6 Months Ended
Jun. 30, 2020
Sensitivity analysis to key market risks
Sensitivity analysis to key market risks

C6     Sensitivity analysis to key market risks

The Group’s risk framework and the management of risk, including that attached to the Group’s financial statements,  have been included under the ‘Group Risk Framework' heading. The following sections set out the sensitivity of the Group’s segmental profit or loss and shareholders’ equity to instantaneous changes in interest rates and equity levels , which are then assumed to remain unchanged for the long term. Further information of the Group’s sensitivity to key risks was set out in the Group’s financial statements for the year ended 31 December 2019.

The published sensitivities in notes C6.1 and C6.2 below only allow for limited management actions such as changes to policyholder bonuses, where applicable. If the economic conditions set out in the sensitivities persisted, the financial impacts may differ to the instantaneous impacts shown below. Given the continuous risk management processes in place, management could take additional actions to help mitigate the impact of these stresses, including (but not limited to) rebalancing investment portfolios, further market risk hedging, increased use of reinsurance, repricing of in-force benefits, changes to new business pricing and the mix of new business being sold. The sensitivities reflect all consequential impacts from market movements at the valuation date. In particular, where relevant the 30 June 2020 sensitivities reflect potential tax benefits that would arise under the relief provided by the Coronavirus Aid, Relief, and Economic Security (CARES) Act in the US for 2020.

C6.1  Sensitivity to interest rate risk

The sensitivities shown below are for movements in risk-free rates (based on local government bond yields at the valuation date) in isolation and are subject to a floor of zero. They do not include movements in credit risk that may affect credit spreads and hence the valuation of debt securities and policyholder liabilities. A one-letter credit downgrade in isolation (i.e. ignoring any consequential change in valuation) would not have a material impact on IFRS profit or shareholders' equity.

Following the fall in interest rates during the first half of 2020, the estimated sensitivity to a decrease in interest rates at 30 June 2020 has been updated to a decrease of 0.5 per cent. This compares to a 1 per cent change at 31 December 2019. The estimated sensitivity to a decrease and increase in interest rates at 30 June 2020 is as follows:

30 June 2020	Asia insurance $m		US insurance $m
	Decrease of 0.5%	Increase of 1%	Decrease of 0.5%	Increase of 1%
Net effect on shareholders' equity*	(1,203)	64	(90)	(123)

*     The effect from the instantaneous changes in interest rates above, if they arose, would impact profit after tax for Asia insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders' equity. For US insurance operations , the instantaneous changes in interest rates above, if they arose, would cause the net effect on equity shown above through two constituent movements. Firstly, profit after tax, net of related changes in the amortisation of DAC, would be impacted (decrease of 0.5 per cent: $(1,036) million; increase of 1 per cent: $1,577 million), and would mostly be recorded within short-term fluctuations in investment returns. Secondly, the effect would also impact other comprehensive income (decrease of 0.5 per cent: $946 million; increase of 1 per cent: $(1,700) million) in respect of the direct effect on the carrying value of the available-for-sale debt securities, net of related changes in the amortisation of DAC and related tax effects.

The estimated sensitivity to a decrease and increase in interest rates at 31 December 2019 is as follows:

31 December 2019	Asia insurance $m		US insurance $m
	Decrease of 1%	Increase of 1%	Decrease of 1%	Increase of 1%
Net effect on shareholders' equity*	(702)	(718)	20	(553)

*     The effect from the instantaneous changes in interest rates above, if they arose, would impact profit after tax for Asia insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders' equity. For US insurance operations , the instantaneous changes in interest rates above, if they arose, would cause the net effect on equity shown above through two constituent movements. Firstly, profit after tax, net of related changes in the amortisation of DAC, would be impacted (decrease of 1 per cent: $(2,224) million; increase of 1 per cent: $1,691 million), and would mostly be recorded within short-term fluctuations in investment returns. Secondly, the effect would also impact other comprehensive income (decrease of 1 per cent: $2,244 million; increase of 1 per cent: $(2,244) million) in respect of the direct effect on the carrying value of the available-for-sale debt securities, net of related changes in the amortisation of DAC and related tax effects.

Asia insurance operations

The degree of sensitivity of the results of the non-linked shareholder-backed business of the Asia operations to movements in interest rates depends upon the degree to which the liabilities under the ‘grandfathered’ IFRS 4 measurement basis reflects market interest rates from year to year. This varies by local business unit. For example:

-	certain Asia businesses apply US GAAP, for which the results can be more sensitive as the effect of interest rate movements on the backing investments may not be offset by liability movements;
-	the level of options and guarantees in the products written in a particular business unit will affect the degree of sensitivity to interest rate movements; and
-	the degree of sensitivity of the results is dependent on the interest rate level at that point of time.

The sensitivity of the Asia operations presented as a whole at a given point in time will also be affected by a change in the relative size of the individual businesses.

Following the substantial fall in interest rates over the first half of 2020, at 30 June 2020 the 'decrease of 0.5 per cent' sensitivity is dominated by the impact of interest rate movements on some local business units' policyholder liabilities, which are expected to increase more than the offsetting increase in the value of government and corporate bond investments. This is similar to the effect described in note B1.2(i), with the impacts exacerbated if interest rates were to fall further from the historically low levels at 30 June 2020.

Liabilities become less sensitive to interest rates as interest rates rise. If interest rates were to increase by 1 per cent from 30 June 2020 levels, the change in the value of assets is expected to be of a similar magnitude to the change in the value of policyholder liabilities. At higher levels of interest rates, the change in the value of assets is expected to exceed the change in the value of liabilities, as evident in the ‘increase of 1 per cent' sensitivity at 31 December 2019.

US insurance operations

The GMWB features attached to variable annuity business (other than ‘for life’ components) are accounted for under US GAAP at fair value and, therefore, will be sensitive to changes in interest rates. Debt securities and related derivatives are marked to fair value. Value movements on derivatives, again net of related changes to amortisation of DAC and deferred tax, are recorded within the income statement. Fair value movements on debt securities, net of related changes to amortisation of DAC and deferred tax, are recorded within other comprehensive income.

The sensitivity movements provided in the table above are at a point in time and reflect the hedging programme in place on the balance sheet date, while the actual impact on financial results would vary contingent upon a number of factors. Jackson’s hedging programme is primarily focused on managing the economic risks in the business and protecting statutory solvency under larger market movements, and does not explicitly aim to hedge the IFRS accounting results. The magnitude of the impact of the sensitivities on profit after tax at 30 June 2020 is broadly similar to the impact at 31 December 2019, reflecting largely offsetting effects with the impact of more sensitive guarantee liabilities at 30 June 2020 being broadly matched by the impact from a change in the position of Jackson's interest rate hedging at that date. The reduction in the magnitude of the impact of the sensitivities on other comprehensive income, and hence shareholders' equity, reflects the reduction in the volume of available-for-sale debt securities following the Athene reinsurance transaction described in note D1(i).

Asset management and other operations

The profit for the period of asset management operations is sensitive to the level of assets under management, as this significantly affects the value of management fees earned by the business in the current and future periods.

The Group’s asset management and other operations do not hold significant financial investments. At 30 June 2020, the financial investments of the other operations are principally short-term treasury bills held by the Group’s treasury function for liquidity purposes and so there is limited sensitivity to interest rate movements.

C6. 2  Sensitivity to equity and property price risk

In the equity risk sensitivity analysis shown, the Group has considered the impact of an instantaneous 20 per cent fall in equity markets. If equity markets were to fall by more than 20 per cent, the Group believes that this would not be an instantaneous fall but rather would be expected to occur over a longer period of time, during which the hedge positions within Jackson, where the underlying equity risk is greatest, would be rebalanced. The equity risk sensitivity analysis provided assumes that all equity indices fall by the same percentage.

The estimated sensitivity to a 10 per cent and 20 per cent change in equity and property prices at 30 June 2020 is as follows:

30 June 2020	Asia insurance $m		US insurance $m
	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Net effect on shareholders' equity*	(559)	302	2,174	(484)

*     The effect from the instantaneous changes in equity and property prices above, if they arose, would impact profit after tax for Asia and the US insurance operations, which would mostly be recorded within short-term fluctuations in investment returns.

The estimated sensitivity to a 10 per cent and 20 per cent change in equity and property prices at 31 December 2019 is as follows:

31 December 2019	Asia insurance $m		US insurance $m
	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Net effect on shareholders' equity*	(816)	408	762	608

*     The effect from the instantaneous changes in equity and property prices above, if they arose, would impact profit after tax for Asia and the US insurance operations, which would mostly be recorded within short-term fluctuations in investment returns.

Asia insurance operations

Generally, changes in equity and property investment values are not directly offset by movements in non-linked policyholder liabilities. Movements in equities backing with-profits and unit-linked business have been excluded as they are generally matched by an equal movement in insurance liabilities (including unallocated surplus of with-profits funds). The impact on changes to future profitability as a result of changes to the asset values within unit-linked or with-profits funds have not been included in the instantaneous sensitivity above. The estimated sensitivities shown above include equity and property investments held by the Group’s joint venture and associate businesses.

US insurance operations

The sensitivity movements shown above exclude the impact of the instantaneous equity movements on the separate account fees, and include the movements relating to the reinsurance of GMIB guarantees.

They assume instantaneous market movements, while the actual impact on financial results would vary contingent upon the volume of new product sales and lapses, changes to the derivative portfolio, correlation of market returns and various other factors including volatility, interest rates and elapsed time.

Jackson is exposed to equity risk through the options embedded in the fixed indexed annuity liabilities and guarantees included in certain variable annuity benefits. This risk is managed using an equity hedging programme to minimise the risk of a significant economic impact as a result of increases or decreases in equity market levels. Jackson purchases futures and options that hedge the risks inherent in these products. Due to the nature of the valuation of the free-standing derivatives and the variable annuity guarantee features under IFRS, this hedge, while effective on an economic basis, would not automatically offset within the financial statements as the impact of equity market movements resets the free-standing derivatives immediately while some of the hedged liabilities reset more slowly and fees are recognised prospectively in the period in which they are earned. Jackson’s hedging programme is primarily focused on managing the economic risks in the business and protecting statutory solvency in the circumstances of larger market movements. The hedging programme does not explicitly aim to hedge IFRS accounting results, which can lead to volatility in the IFRS results in a period of significant market movements, as was seen in the first half of 2020. In addition to the exposure explained above, Jackson is also exposed to equity risk from its holding of equity securities, partnerships in investment pools and other financial derivatives.

The sensitivities reflect the actual hedging portfolio in place at 30 June 2020 and 31 December 2019. The nature of Jackson’s dynamic hedging programme means that the portfolio, and hence the results of these sensitivities, will change on an ongoing basis. The impacts shown under an increase or decrease in equity markets at 30 June 2020 reflect the factors discussed above. The changes from the values shown at 31 December 2019 largely arise from the additional equity protection in place at 30 June 2020 following the market volatility seen over the first half of the year.

Asset management and other operations

The profit for the period of asset management operations is sensitive to the level of assets under management, as this significantly affects the value of management fees earned by the business in the current and future periods. Assets under management will rise and fall as equities increase or decrease in value with a consequential impact on profitability.

With the exception of the above, there is limited sensitivity to equity price risk.